Portfolio of investments—October 31, 2022 (unaudited)

	Shares	Value
Common stocks: 97.03%
Communication services: 5.40%
Diversified telecommunication services: 1.23%
AT&T Incorporated	76,833	$ 1,400,666
Verizon Communications Incorporated	35,166	1,314,153
		2,714,819
Entertainment: 0.75%
The Walt Disney Company †	15,408	1,641,568
Interactive media & services: 2.42%
Alphabet Incorporated Class A †	26,082	2,465,010
Alphabet Incorporated Class C †	20,389	1,930,023
Meta Platforms Incorporated Class A †	10,043	935,606
		5,330,639
Media: 0.88%
Comcast Corporation Class A	60,801	1,929,824
Wireless telecommunication services: 0.12%
T-Mobile US Incorporated †	1,817	275,385
Consumer discretionary: 5.80%
Auto components: 0.39%
Gentex Corporation	32,347	856,872
Automobiles: 2.66%
Ford Motor Company	17,436	233,119
General Motors Company	81,429	3,196,088
Tesla Motors Incorporated †	10,645	2,422,163
		5,851,370
Distributors: 0.28%
LKQ Corporation	11,030	613,709
Hotels, restaurants & leisure: 0.77%
Chipotle Mexican Grill Incorporated †	211	316,148
Marriott International Incorporated Class A	7,377	1,181,131
McDonald's Corporation	704	191,953
		1,689,232
Internet & direct marketing retail: 0.13%
Amazon.com Incorporated †	2,859	292,876
Multiline retail: 1.57%
Dollar General Corporation	13,598	3,468,170
Consumer staples: 8.18%
Food & staples retailing: 3.54%
Costco Wholesale Corporation	4,046	2,029,069
Walmart Incorporated	40,602	5,778,883
		7,807,952
Food products: 2.86%
Cal-Maine Foods Incorporated	5,648	319,168
See accompanying notes to portfolio of investments

Allspring Large Company Value Fund  |  1

Portfolio of investments—October 31, 2022 (unaudited)

	Shares	Value
Food products (continued)
General Mills Incorporated	300	$ 24,474
McCormick & Company Incorporated	18,139	1,426,451
Mondelez International Incorporated Class A	73,493	4,518,350
		6,288,443
Household products: 0.37%
Colgate-Palmolive Company	10,983	810,985
Personal products: 0.38%
Herbalife Nutrition Limited †	22,791	484,537
The Estee Lauder Companies Incorporated Class A	1,759	352,662
		837,199
Tobacco: 1.03%
Altria Group Incorporated	5,027	232,599
Philip Morris International Incorporated	22,211	2,040,080
		2,272,679
Energy: 9.54%
Energy equipment & services: 0.27%
Nextier Oilfield Solutions Incorporated †	19,920	200,794
Schlumberger Limited	7,512	390,849
		591,643
Oil, gas & consumable fuels: 9.27%
Chevron Corporation	40,149	7,262,954
Delek US Holdings Incorporated	74,375	2,205,963
Exxon Mobil Corporation	78,964	8,750,001
Magnolia Oil & Gas Corporation Class A	11,795	302,896
Marathon Petroleum Corporation	1,935	219,855
Pioneer Natural Resources Company	1,735	444,871
SM Energy Company	13,329	599,538
Targa Resources Corporation	5,572	380,958
Valero Energy Corporation	1,973	247,710
		20,414,746
Financials: 20.06%
Banks: 9.27%
Bank of America Corporation	196,367	7,077,067
International Bancshares Corporation	4,482	222,307
JPMorgan Chase & Company	29,743	3,744,049
PNC Financial Services Group Incorporated	31,208	5,050,391
Truist Financial Corporation	96,621	4,327,655
		20,421,469
Capital markets: 4.63%
Bank of New York Mellon Corporation	33,581	1,414,096
BlackRock Incorporated	292	188,606
CME Group Incorporated	1,092	189,244
Intercontinental Exchange Incorporated	4,107	392,506
Moody's Corporation	9,627	2,549,903
S&P Global Incorporated	16,994	5,459,323
		10,193,678
See accompanying notes to portfolio of investments

2  |  Allspring Large Company Value Fund

Portfolio of investments—October 31, 2022 (unaudited)

	Shares	Value
Consumer finance: 0.17%
SLM Corporation	22,614	$ 375,166
Diversified financial services: 0.92%
Berkshire Hathaway Incorporated Class B †	5,810	1,714,473
Jackson Financial Incorporation Class A	8,470	324,909
		2,039,382
Insurance: 4.90%
AFLAC Incorporated	18,805	1,224,394
Arch Capital Group Limited †	11,214	644,805
Arthur J. Gallagher & Company	25,388	4,749,587
Chubb Limited	1,935	415,812
MetLife Incorporated	44,064	3,225,925
Reinsurance Group of America Incorporated	3,674	540,703
		10,801,226
Thrifts & mortgage finance: 0.17%
Essent Group Limited	9,326	369,115
Health care: 17.43%
Biotechnology: 3.43%
Amicus Therapeutics Incorporated †	93,986	939,860
Biogen Incorporated †	953	270,118
Exelixis Incorporated †	13,532	224,361
Incyte Corporation †	4,612	342,856
Neurocrine Biosciences Incorporated †	7,654	881,128
Sage Therapeutics Incorporated †	36,098	1,359,451
Vertex Pharmaceuticals Incorporated †	11,343	3,539,016
		7,556,790
Health care equipment & supplies: 3.31%
Baxter International Incorporated	1,122	60,981
Intuitive Surgical Incorporated †	18,440	4,544,907
Medtronic plc	30,615	2,673,914
		7,279,802
Health care providers & services: 4.66%
Cigna Corporation	10,981	3,547,522
Elevance Health Incorporated	2,864	1,565,949
HCA Healthcare Incorporated	3,997	869,228
Humana Incorporated	7,685	4,288,845
		10,271,544
Life sciences tools & services: 2.15%
Agilent Technologies Incorporated	3,082	426,395
Qiagen NV †	60,969	2,655,810
Syneos Health Incorporated †	32,768	1,650,852
		4,733,057
Pharmaceuticals: 3.88%
Bristol-Myers Squibb Company	13,816	1,070,326
Eli Lilly & Company	1,612	583,689
Intra-Cellular Therapies Incorporated †	23,894	1,091,239
Johnson & Johnson	4,897	851,931
Pfizer Incorporated	75,779	3,527,512
See accompanying notes to portfolio of investments

Allspring Large Company Value Fund  |  3

Portfolio of investments—October 31, 2022 (unaudited)

	Shares	Value
Pharmaceuticals (continued)
Supernus Pharmaceuticals Incorporated †	28,938	$ 991,705
Zoetis Incorporated	2,889	435,603
		8,552,005
Industrials: 8.01%
Aerospace & defense: 0.40%
General Dynamics Corporation	3,508	876,298
Air freight & logistics: 2.18%
FedEx Corporation	7,489	1,200,337
United Parcel Service Incorporated Class B	21,495	3,606,216
		4,806,553
Construction & engineering: 0.04%
EMCOR Group Incorporated	637	89,881
Electrical equipment: 0.10%
Bloom Energy Corporation Class A †	11,395	213,200
Industrial conglomerates: 0.53%
3M Company	5,745	722,664
Honeywell International Incorporated	2,194	447,620
		1,170,284
Machinery: 1.97%
Allison Transmission Holdings Incorporated	1,950	82,388
Mueller Industries Incorporated	62,798	3,933,667
Terex Corporation	7,942	321,969
		4,338,024
Professional services: 0.90%
Korn Ferry International	30,747	1,709,226
Verisk Analytics Incorporated	1,507	275,525
		1,984,751
Road & rail: 1.89%
Norfolk Southern Corporation	18,281	4,169,348
Information technology: 8.55%
Communications equipment: 0.65%
Cisco Systems Incorporated	31,734	1,441,676
Electronic equipment, instruments & components: 1.98%
Amphenol Corporation Class A	13,296	1,008,236
Sanmina Corporation †	43,207	2,421,752
Vishay Intertechnology Incorporated	44,575	932,063
		4,362,051
IT services: 0.45%
International Business Machines Corporation	2,571	355,544
PayPal Holdings Incorporated †	6,294	526,053
Visa Incorporated Class A	533	110,416
		992,013
See accompanying notes to portfolio of investments

4  |  Allspring Large Company Value Fund

Portfolio of investments—October 31, 2022 (unaudited)

	Shares	Value
Semiconductors & semiconductor equipment: 1.36%
Intel Corporation	30,623	$ 870,612
Marvell Technology Incorporated	1,548	61,425
Skyworks Solutions Incorporated	23,865	2,052,629
		2,984,666
Software: 2.95%
Adobe Incorporated †	8,411	2,678,904
ANSYS Incorporated †	1,710	378,184
Autodesk Incorporated †	3,679	788,410
Cadence Design Systems Incorporated †	144	21,800
The Trade Desk Incorporated †	40,514	2,156,965
XPERI Incorporated †	33,943	474,184
		6,498,447
Technology hardware, storage & peripherals: 1.16%
Hewlett Packard Enterprise Company	27,277	389,243
Super Micro Computer Incorporated †	31,139	2,166,963
		2,556,206
Materials: 3.28%
Chemicals: 2.99%
Air Products & Chemicals Incorporated	12,880	3,225,152
Ingevity Corporation †	21,356	1,436,618
Linde plc	6,494	1,930,991
		6,592,761
Metals & mining: 0.29%
Alpha Metallurgical Resource Incorporated	1,194	201,607
Newmont Corporation	2,165	91,623
SSR Mining Incorporated	24,300	335,340
		628,570
Real estate: 4.48%
Equity REITs: 4.48%
Agree Realty Corporation	6,365	437,276
American Homes 4 Rent Class A	14,038	448,374
Equinix Incorporated	2,678	1,516,926
Invitation Homes Incorporated	35,870	1,136,720
Prologis Incorporated	10,699	1,184,914
Realty Income Corporation	78,198	4,869,389
Weyerhaeuser Company	8,771	271,287
		9,864,886
Utilities: 6.30%
Electric utilities: 4.66%
Duke Energy Corporation	40,054	3,732,232
NextEra Energy Incorporated	71,213	5,519,008
Otter Tail Corporation	10,910	735,552
The Southern Company	4,298	281,433
		10,268,225
See accompanying notes to portfolio of investments

Allspring Large Company Value Fund  |  5

Portfolio of investments—October 31, 2022 (unaudited)

	Shares	Value
Gas utilities: 1.64%
Atmos Energy Corporation	33,888	$ 3,610,766
Total Common stocks (Cost $205,773,994)		213,729,951

		Yield
Short-term investments: 2.63%
Investment companies: 2.63%
Allspring Government Money Market Fund Select Class ♠∞		2.94%	5,791,000	5,791,000
Total Short-term investments (Cost $5,791,000)				5,791,000
Total investments in securities (Cost $211,564,994)	99.66%			219,520,951
Other assets and liabilities, net	0.34			756,337
Total net assets	100.00%			$220,277,288

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$6,030,286	$5,742,170	$(5,981,456)	$0	$0	$5,791,000	5,791,000	$34,679
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
E-Mini S&P 500 Index	31	12-16-2022	$6,232,040	$6,018,650	$0	$(213,390)
See accompanying notes to portfolio of investments

6  |  Allspring Large Company Value Fund

Notes to portfolio of investments—October 31, 2022 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC ("Allspring Funds Management"), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management's process for determining the fair value of the portfolio of investments.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.
Upon entering into futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Allspring Large Company Value Fund  |  7

Notes to portfolio of investments—October 31, 2022 (unaudited)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of October 31, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$11,892,235	$0	$0	$11,892,235
Consumer discretionary	12,772,229	0	0	12,772,229
Consumer staples	18,017,258	0	0	18,017,258
Energy	21,006,389	0	0	21,006,389
Financials	44,200,036	0	0	44,200,036
Health care	38,393,198	0	0	38,393,198
Industrials	17,648,339	0	0	17,648,339
Information technology	18,835,059	0	0	18,835,059
Materials	7,221,331	0	0	7,221,331
Real estate	9,864,886	0	0	9,864,886
Utilities	13,878,991	0	0	13,878,991
Short-term investments
Investment companies	5,791,000	0	0	5,791,000
Total assets	$219,520,951	$0	$0	$219,520,951
Liabilities
Futures contracts	$213,390	$0	$0	$213,390
Total liabilities	$213,390	$0	$0	$213,390
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
As of October 31, 2022, $890,480 was segregated as cash collateral for open futures contracts.
For the three months ended October 31, 2022, the Fund did not have any transfers into/out of Level 3.

8  |  Allspring Large Company Value Fund